RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				12 Months Ended
		Mar. 22, 2023	Jul. 25, 2022	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Outstanding shares percentage				15.61%
Number of share were exchanged				205.8726308
Additional paid in capital	[1]			$ 43,453,095	$ 25,660,896
Results of Operations, Exploration Expense				3,250,000
Repayments of Related Party Debt				$ 635,000
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of share were exchanged			1,200
Series A Preferred Stock [Member] | Ecoark Holdings Inc [Member]
Related Party Transaction [Line Items]
Number of share were exchanged			1,200
Series A Preferred Stock [Member] | Ecoark Holdings Inc [Member]
Related Party Transaction [Line Items]
Additional paid in capital			$ 28,953,510
Ault Lending LLC [Member]
Related Party Transaction [Line Items]
Payments to Acquire Businesses, Gross		$ 3,250,000
Atikin Investments LLC [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Outstanding shares percentage				6.76%
Related Party [Member]
Related Party Transaction [Line Items]
Due from related party				$ 683,043	56,269
Due from another related party				274,598
Accounts receivable				957,641	$ 56,269
Subordinated debt				1,725,000
Repayments of short term debt				$ 542,750
Ecoark Holdings [Member]
Related Party Transaction [Line Items]
Asset Acquisition, Consideration Transferred		$ 10,833.33

[1]	On July 25, 2022, White River Holdings Corp (“Holdings”) acquired White River Energy Corp, then named Fortium Holdings Corp. (the “Company”) in a share exchange. White River Holding’s parent, Bitnile Metaverse, Inc (“Ecoark”) was issued 1,200 Series A convertible preferred stock (“Series A”) of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these audited financial statements. Since the amounts Due to Ecoark were exchanged in the issuance of the preferred shares, these have been reflected in additional paid in capital. The reclassification of amounts due to Ecoark as of March 31, 2022 that were reclassified to additional paid in capital were $25,058,733 and are deemed to have been permanently contributed by Ecoark.